PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

4.PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	As of December 31,
	2013	2014
Cost:
Buildings	12,115	12,115
Leasehold improvements	4,190,693	4,916,270
Furniture, fixtures and equipment	619,200	742,682
Motor vehicles	820	820
	4,822,828	5,671,887
Less: Accumulated depreciation	(1,463,547)	(2,008,882)
	3,359,281	3,663,005
Construction in progress	274,758	244,338
Property and equipment, net	3,634,039	3,907,343

Depreciation expense was RMB337,511, RMB453,637 and RMB559,918 for the years ended December 31, 2012, 2013  and 2014, respectively.

In 2012, the Group demolished one leased hotel due to local government zoning requirements. As a result, the Group wrote off property and equipment of RMB3,042 associated with this hotel,  which has been recorded as receivable in other current assets as of December 31, 2012 and 2013. No gain or loss was recognized. RMB4,553 has been received in February 2014.

In 2013, the Group demolished three leased hotels due to local government zoning requirements. As a result, the Group wrote off property and equipment of RMB7,296 associated with these hotels and recognized a gain of RMB10,734 as other operating income, which is net of RMB15,030 cash received and RMB3,000 receivable recorded in other current assets as of December 31, 2013. In March 2014, RMB2,000 has been received.

In 2014, the Group demolished one leased hotels due to local government zoning requirements. As a result, the Group wrote off property and equipment of RMB3,971 associated with this hotel and recognized a gain of RMB33 as other operating income with RMB4,004 cash received.

As of December 31, 2014, the Group has been formally notified by local government authorities that two additional leased hotels of the Group will likely be demolished due to local government zoning requirements. The aggregate carrying amount of property and equipment at the associated hotels was RMB10,075 as of December 31, 2014.  Neither of the associated hotels has recorded intangible assets or goodwill. The Group has not recognized any impairment as expected cash flows from the hotels’ operations prior to demolition and expected amounts to be received as a result of the demolition will likely exceed the carrying value of such assets. The Group estimated amounts to be received based on the relevant PRC laws and regulations, terms of the lease agreements, and the prevailing market practice.